Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) kJ in Trillions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 kJ GWh	Dec. 31, 2020 kJ GWh
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	246	522
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	1,673	2,781
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	171	156
Gas supply contract premiums, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	167	203
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | GWh	883	1,588
Gas swap contracts, Energy Contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / kj) | kJ	16	36